Going Concern	12 Months Ended
Dec. 31, 2015
Notes
Going Concern

NOTE 2 - GOING CONCERN

The accompanying financial statements have been prepared assuming the Company will continue as a going concern.  As shown in the accompanying financial statements, the Company has incurred a net loss of ($3,859,698) and ($8,922,022) for the fiscal years ended December 31, 2015 and 2014, respectively and at December 31, 2015, has an accumulated deficit of ($19,112,115).

In order to continue as a going concern, the Company may need, among other things, additional capital resources. There are no assurances that without generating new revenue in 2016 that the Company will be successful without additional financing. Should revenues not grow sufficiently and the company will not be able to secure additional financing through the sale of it securities or debt, it would be unlikely for the Company to continue as a going concern.

The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.  These conditions raise substantial doubt about the Company's ability to continue as a going concern.  These financial statements do not include any adjustments that might arise from this uncertainty.